Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 70.2	$ 59.9	$ 53.5
Land, buildings and improvements	778.1	580.5
Less: Accumulated depreciation	274.2	213.1
Property, plant and equipment, net (Note 10)	503.9	367.4
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Land, buildings and improvements	146.6	141.5
Machinery, equipment and other
Property, Plant and Equipment [Line Items]
Land, buildings and improvements	$ 380.8	$ 328.8